Loan Payable	12 Months Ended
Dec. 31, 2023
Loan Payable [Abstract]
Loan payable

Note 17 — Loan payable

	December 31, 2023	December 31, 2022
	EUR	EUR
Unsecured – at amortized cost:
Unsecured – at amortized cost: (2022: interest rate: 0.75% per annum)	423,741	21,916

Analyzed between:
Current portion
Within 1 year	197,664	6,203

Non-current portion
Within 2 to 5 years	226,077	15,713
	423,741	21,916

The loans were drawn in 2021 and 2023 from an independent third party. The weighted average annualized interest rate is 3.55% per annum. The weighted average loan term is 3.5 years. This is a loan extended to companies during Covid to allow UYBA and Brera Milano to continue operations while the public could not attend events.